Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
Subsequent Events

22.  Subsequent Events

In February 2019, the Company completed a follow-on public offering and issued an aggregate 48,435,000 ADSs, representing 193,740,000 Class A Ordinary Shares for total proceeds net of issuance costs of US$1,180,080 (RMB8,113,640).